INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Schedule of Acquired Assets (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cash	$ 1,259,359	$ 5,089	$ 63,321
Accounts receivable	21,395
Inventory	10,217
Prepaid expenses	77,432	5,293
Total assets	1,441,298	10,382
Property and equipment, net	959,361	20,593
Total assets	2,519,096	193,789
Accounts payable and accrued liabilities	366,401	41,738
Due to related parties	219,316	8,743
Non-controlling interest	(607,043)
Total liabilities	4,092,596	1,301,675
Total Assets Acquired
Cash	23,385
Accounts receivable	37,404
Inventory	9,130
Prepaid expenses	1,248
Total assets	71,167
Property and equipment, net	9
Intangible asset, net	475,651
Total assets acquired	475,660
Total assets	546,827
Total Liabilities Assumed
Accounts payable and accrued liabilities	639,580
Due to related parties	162,711
Due to Oxford City Football Club, Inc.	61,672
Non-controlling interest	(317,136)
Total liabilities	546,827
PURCHASE PRICE	$ 0